Financial Liabilities - Borrowings - Summary of Maturities of the Group's Non-Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,245	£ 1,397
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	140	160
Between two and five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	435	531
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 670	£ 706